14. Other Operating Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Income And Expense Details
Visa debit card income	$ 3,757	$ 3,589	$ 3,452
Net appraisal management fee income	780	886	635
Insurance and brokerage commissions	761	632	714
Advertising	1,195	1,136	784
FDIC insurance	347	494	681
Visa debit card expense	1,248	1,140	988
Telephone	855	754	588
Foreclosure/OREO expense	46	120	398
Internet banking expense	720	710	671
FHLB advance prepayment penalty	508	1,260	504
Consulting	$ 785	$ 2,257	$ 904